INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consist of the following:

	December 31,	December 31,
	2023	2024
Raw materials	$222,826	$233,034
Work-in-process	139,116	157,290
Finished goods	817,699	816,271
Total	$1,179,641	$1,206,595

The Company recorded inventory write- downs of $7,475, $113,079 and $151,957 in the year ended December 31, 2022, 2023 and 2024, respectively, to reflect lower of cost and net realizable value.